License and Distribution Arrangements	3 Months Ended
Mar. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
License and Distribution Arrangements

4. License and distribution arrangements

(a)	License Agreement for U.S. and Canada

Royalty income earned under the agreement with Novo Nordisk agreement for the three-month period ended March 31, 2021 was $8 (2020 - $14) and during the three-month period ended March 31, 2021, the Company invoiced Novo Nordisk $2,113 for the DETECT trial costs (2020 - $193), which is recorded as a reduction in research and development expenses, and $41 for supply chain activities (2020 - $41), which is recorded as revenue, both in the condensed interim consolidated statements of comprehensive (loss) income.

(b)	License agreement for European Union and the United Kingdom

On December 7, 2020, the Company entered into an exclusive licensing and supply agreements with Consilient Health, Ltd. (“CH” or “Consilient Health”) for the commercialization in the European Union and the United Kingdom of macimorelin in any diagnostic application. As per the agreement terms, the Company received a cash payment of €1 million ($1,207) in January 2021. This cash payment has been recognized in the consolidated statements of financial position as long-term deferred revenue.